OPERATING LEASES (Schedule of Additional Information Related to Leases) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Other information:
Operating cash flows from operating leases	$ 2,024,246	$ 1,931,545